Trade receivables (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Utilization of provisions for doubtful trade receivables	$ 22,261	$ 19,838	$ 19,294
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable at beginning of period	(83)	(93)	(95)
Provisions for doubtful trade receivables charged to the consolidated income statement	(47)	(39)	(59)
Utilization of provisions for doubtful trade receivables	9	9	13
Reversal of provisions for doubtful trade receivables	56	34	53
Currency translation effects	3	6	(5)
Provision for doubtful receivable at end of period	$ (62)	$ (83)	$ (93)